Loans and Financings - Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans and Financings
Current	$ 40,841	$ 62,601
Non-current	1,406,458	1,081,784
Total borrowings	1,447,299	1,144,385	$ 1,056,210
Current portion of long term loans and financing (principal)	28,019	57,137
Interest on loans and financing	12,822	5,464
Total current borrowings and current portion of non-current borrowings	40,841	62,601
Fair value disclosed
Loans and Financings
Total borrowings	1,535,132	1,150,885
Eurobonds - USD
Loans and Financings
Current	8,778	4,054
Non-current	1,032,664	343,000
Total borrowings	1,041,442	347,054
Total current borrowings and current portion of non-current borrowings	8,778	4,054
Eurobonds - USD | Fair value disclosed
Loans and Financings
Total borrowings	1,120,901	342,156
Debt with banks
Loans and Financings
Current	435	24,038
Non-current	199,179	662,743
Total borrowings	199,614	686,781
Total current borrowings and current portion of non-current borrowings	435	24,038
Debt with banks | Fair value disclosed
Loans and Financings
Total borrowings	214,293	712,371
Debt with BNDES
Loans and Financings
Current	19,795	32,619
Non-current	73,653	67,672
Total borrowings	93,448	100,291
Total current borrowings and current portion of non-current borrowings	19,795	32,619
Debt with BNDES | Fair value disclosed
Loans and Financings
Total borrowings	85,969	86,908
Debentures
Loans and Financings
Current	8,885	504
Non-current	32,403	3,822
Total borrowings	41,288	4,326
Total current borrowings and current portion of non-current borrowings	8,885	504
Debentures | Fair value disclosed
Loans and Financings
Total borrowings	41,405	4,235
Export credit note
Loans and Financings
Current	1,102
Non-current	61,622
Total borrowings	62,724
Total current borrowings and current portion of non-current borrowings	1,102
Export credit note | Fair value disclosed
Loans and Financings
Total borrowings	64,058
Debt with FINEP
Loans and Financings
Current	677	682
Non-current	2,062	2,743
Total borrowings	2,739	3,425
Total current borrowings and current portion of non-current borrowings	677	682
Debt with FINEP | Fair value disclosed
Loans and Financings
Total borrowings	2,640	3,038
Debt with FINAME
Loans and Financings
Current	398	407
Non-current	1,383	1,804
Total borrowings	1,781	2,211
Total current borrowings and current portion of non-current borrowings	398	407
Debt with FINAME | Fair value disclosed
Loans and Financings
Total borrowings	1,604	1,828
Other
Loans and Financings
Current	771	297
Non-current	3,492
Total borrowings	4,263	297
Total current borrowings and current portion of non-current borrowings	771	297
Other | Fair value disclosed
Loans and Financings
Total borrowings	$ 4,262	349
Fixed interest rate, USD | Eurobonds - USD
Loans and Financings
Interest rate (as a percent)	5.19%
Fixed interest rate, USD | Other
Loans and Financings
Interest rate (as a percent)	5.93%
Fixed interest rate, BRL | Debt with BNDES
Loans and Financings
Interest rate (as a percent)	4.74%
Fixed interest rate, BRL | Debt with FINAME
Loans and Financings
Interest rate (as a percent)	4.59%
LIBOR 3M | Debt with banks
Loans and Financings
Borrowings, adjustment to interest rate basis	2.57%
LIBOR 3M | Export credit note
Loans and Financings
Borrowings, adjustment to interest rate basis	1.85%
LIBOR 6M | Debt with banks
Loans and Financings
Borrowings, adjustment to interest rate basis	2.51%
TJLP
Loans and Financings
Current	$ 12,509	23,078
Non-current	35,341	41,632
Total borrowings	47,850	64,710
Total current borrowings and current portion of non-current borrowings	$ 12,509	23,078
TJLP | Debt with BNDES
Loans and Financings
Borrowings, adjustment to interest rate basis	2.68%
TJLP | Debt with FINEP
Loans and Financings
Borrowings, adjustment to interest rate basis	0.68%
SELIC | Debt with BNDES
Loans and Financings
Borrowings, adjustment to interest rate basis	2.78%
UMBNDES
Loans and Financings
Current	$ 3,211	6,042
Non-current	5,496	9,087
Total borrowings	8,707	15,129
Total current borrowings and current portion of non-current borrowings	$ 3,211	6,042
UMBNDES | Debt with BNDES
Loans and Financings
Borrowings, adjustment to interest rate basis	2.44%
CDI
Loans and Financings
Current	$ 9,811	504
Non-current	62,632	3,822
Total borrowings	72,443	4,326
Total current borrowings and current portion of non-current borrowings	$ 9,811	$ 504
CDI | Debentures
Loans and Financings
Borrowings, percentage of reference rate	107.77%
CDI | Export credit note
Loans and Financings
Borrowings, percentage of reference rate	118.00%